Subsequent Events (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			1 Months Ended	12 Months Ended
	Jun. 29, 2017	May 15, 2017	Jun. 21, 2017	Mar. 31, 2017
Board Incentive Plan [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Amount of authorized shares to purchase in the open market				¥ 15,800
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Amount of authorized shares to purchase in the open market				¥ 8,100
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of own shares repurchased			141,158,900
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract			¥ 100,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares		1.49%
Date of own shares to be cancelled		Jul. 20, 2017
Dividends payable, amount per share	¥ 9
Dividends payable, total amount	¥ 121,160
Dividends payable, date to be paid	Jun. 30, 2017
Dividends payable, date of record	Mar. 31, 2017
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase		200,000,000
Aggregate amount of shares allowed for repurchase		¥ 100,000
Subsequent Event [Member] | The BIP Trust III [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares for acquisition under additional entrustment		1,251,200
Subsequent Event [Member] | Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Amount of authorized shares to purchase in the open market		¥ 9,600
Subsequent Event [Member] | Mitsubishi UFJ NICOS Becomes a Wholly-Owned Subsidiary [Member]
Subsequent Event [Line Items]
Consideration for acquisition to be paid		¥ 50,000
Expected effective date of the share exchange		Oct. 01, 2017